Form N-1A Supplement	Sep. 10, 2026
Defiance AI Capacitors Leaders ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the

Summary Prospectus dated August 24, 2026, and

Prospectus and Statement of Additional Information (“SAI”),

each dated August 19, 2026,

as previously supplemented

Effective immediately, the Fund’s name and the Fund’s Index’s name are changed in accordance with the following charts. Accordingly, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are hereby amended and restated to reflect the Fund’s new name. All references to the Fund’s Index in the Summary Prospectus and Prospectus are hereby amended and restated to reflect the Index’s new name.

Current Name	New Name
Defiance AI Capacitors Leaders ETF	Defiance AI Capacitors & MLCC ETF

Current Index Name	New Index Name
BITA AI Capacitors Leaders Index	BITA AI Capacitors & MLCC Index

Please retain this Supplement for future reference.